Stockholders' Equity/Deficiency (Details) (Stock Warrants [Member])	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Stock Warrants [Member]
Fair value of warrant using the Black-Scholes option pricing method
Expected Life	1 year	1 year
Fair Value Assumptions, Expected Volatility Rate	29.10%	29.10%
Fair Value Assumptions, Risk Free Interest Rate	0.25%	0.25%
Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%